Stock-based Compensation - Summary of the Company's Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2018	Jun. 30, 2021	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding , Beginning Balance		31,168,684		31,168,684
Awards Outstanding , Ending Balance						31,168,684
Weighted Averaged Exercise Price , Beginning Balance		$ 1.60		$ 1.60
Weighted Averaged Exercise Price , Ending Balance						$ 1.60
Aggregate Intrinsic Value	$ 16,243			$ 16,243
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding ,Granted				445,868
Awards Outstanding , Ending Balance	445,868			445,868
Awards Outstanding,Non-vested awards	387,815			387,815
Weighted Averaged Exercise Price ,Granted	$ 10.10			$ 10.10
Weighted Averaged Exercise Price ,Granted				10.00
Weighted Averaged Exercise Price , Ending Balance	$ 10.00			$ 10.00
Weighted Average Remaining Contractual Life, Ending Balance				4 years 9 months 21 days
Aggregate Intrinsic Value , Outstanding	$ 3,911			$ 3,911
Number of Options, Exercisable	58,053			58,053
MAVEN TOPCO LIMITED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding , Beginning Balance	833,694	833,694	0	833,694		761,394	709,783
Awards Outstanding ,Granted			709,783			73,270	52,581
Awards Outstanding, Forfeited						(970)	(970)
Awards Outstanding , Expired
Awards Outstanding , Ending Balance		833,694	709,783		0	833,694	761,394
Weighted Averaged Exercise Price , Beginning Balance	$ 1.60	$ 1.60	$ 0	$ 1.60		$ 1.63	$ 1.66
Weighted Averaged Exercise Price ,Granted			1.66			1.28	1.27
Weighted Averaged Exercise Price,Forfeited						1.28	1.28
Weighted Averaged Exercise Price , Ending Balance		$ 1.60	$ 1.66		$ 0	$ 1.60	$ 1.63
Aggregate Intrinsic Value , Outstanding		$ 16,243	$ 14,857
Aggregate Intrinsic Value		$ 16,231				$ 16,243	$ 15,411
MAVEN TOPCO LIMITED [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding ,Granted					0
Aggregate Intrinsic Value , Outstanding					$ 300